ARCA and Summary of Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
ARCA and Summary of Significant Accounting Policies [Abstract]
Revenue	$ 0	$ 0
Off-balance-sheet concentrations of credit risk	$ 0	$ 0
Number of segment		1